AMERICAN GENERAL LIFE INSURANCE COMPANY
               THE UNITED STATES LIFE INSURANCE COMPANY
                      IN THE CITY OF NEW YORK

                      VARIABLE ANNUITY CONTRACTS
                  SUPPLEMENT DATED FEBRUARY 28, 2014
                          TO PROSPECTUSES
                          AS SUPPLEMENTED


PLEASE NOTE THIS CHANGE TO THE P.O. BOX ADDRESS FOR CORRESPONDENCE AND OTHER INQUIRIES FOR YOUR VARIABLE ANNUITY CONTRACTS


       American General Life Insurance Company (AGL) and The United States Life Insurance Company in the City of New York (US Life) are amending certain of their variable annuity Contract prospectuses for the sole purpose of updating the P. O. Box mailing address for correspondence and other inquiries effective March 31,
2014.

       The new P.O. Box mailing address is as follows:

                      P. O. Box 9655
                      Amarillo, TX 79105-9655

       This address change does not affect the U.S. Mail P.O. Box address for premium payments.

       Any mail received at the old P.O. Box after March 31, 2014 will be forwarded to the new P.O. Box via the U.S. Postal System which may cause delays in our receipt of your correspondence and other inquiries.

       If you have any questions, please contact our Variable Annuity Contract Administrative Center at 1-800-200-3883 for AGL and 1-800-346-4944 for US Life.














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